BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 4) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 30, 2013 Dario solutions IT Ltd [Member]
Net Assets	$ 1,233	$ 371
Intangible assets	4,270	707
Goodwill	6,248	2,645
Total assets acquired	$ 8,933	$ 3,723